SCHEDULE OF AMORTIZATION OF THE RIGHT OF USE ASSET (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Remainder of fiscal year	$ 143,318
Year one	28,823
Total	$ 172,141
White River Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
Remainder of fiscal year
Year one		142,907
Year two		98,468
Year three		2,119
Total		$ 243,494